Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 837,955	$ 926,273
Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	835,019	923,086
Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	25,299	27,020
Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	25,299	27,020
Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	809,720	896,066
Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	318,229	350,794
Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	151,738	171,095
Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	52,209	58,008
Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	281,568	310,581
Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	5,808	5,411
Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	168	177
Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,936	3,187
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	790,614	871,665	$ 738,962
Qualified Retirement Plan | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	787,678	868,478
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	787,678	868,478
Qualified Retirement Plan | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	309,745	340,217
Qualified Retirement Plan | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	147,693	165,937
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	50,817	56,259
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	274,062	301,217
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	5,198	4,676
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	163	172
Qualified Retirement Plan | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,936	3,187
PBOP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	47,341	54,608	$ 48,113
PBOP | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	47,341	54,608
PBOP | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	25,299	27,020
PBOP | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	25,299	27,020
PBOP | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	22,042	27,588
PBOP | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	8,484	10,577
PBOP | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	4,045	5,158
PBOP | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,392	1,749
PBOP | Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	7,506	9,364
PBOP | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	610	735
PBOP | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	5	5
PBOP | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 0	$ 0